UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 August 16, 2010
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    26
                                           -----------------

Form 13F Information Table Value Total:    99,025
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
---------------------------   ------------  -----------  -------- ----------------------  ----------  -------- ---------------------
                                  TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AASTROM BIOSCIENCES INC          COM NEW     00253U 30 5    2,440  1,637,838    SH            SOLE        N/A   1,637,838
ALEXION PHARMACEUTICALS INC        COM       015351 10 9    4,828     94,321    SH            SOLE        N/A      94,321
AMARIN CORP  PLC              SPONS ADR NEW  023111 20 6    2,360    947,715    SH            SOLE        N/A     947,715
AMERICAN ORIENTAL BIOENGR IN       COM       028731 10 7      176     70,000    SH            SOLE        N/A      70,000
AMGEN INC                          COM       031162 10 0    5,219     99,214    SH            SOLE        N/A      99,214
ANADYS PHARMACEUTICALS INC         COM       03252Q 40 8      179     93,285    SH            SOLE        N/A      93,285
ARTHROCARE CORP                    COM       043136 10 0    8,005    261,165    SH            SOLE        N/A     261,165
BIOSPECIFICS TECHNOLOGIES CO       COM       090931 10 6   12,423    624,917    SH            SOLE        N/A     624,917
DENDREON CORP                      COM       24823Q 10 7    1,658     51,274    SH            SOLE        N/A      51,274
DEPOMED INC                        COM       249908 10 4    5,169  1,846,200    SH            SOLE        N/A   1,846,200
DYNAVAX TECHNOLOGIES CORP          COM       268158 10 2    2,066  1,110,953    SH            SOLE        N/A   1,110,953
GENTIUM S P A                 SPONSORED ADR  37250B 10 4    1,293    284,712    SH            SOLE        N/A     284,712
GILEAD SCIENCES INC                COM       375558 10 3    5,569    162,468    SH            SOLE        N/A     162,468
HUMAN GENOME SCIENCES INC          COM       444903 10 8    6,186    273,000    SH            SOLE        N/A     273,000
ILLUMINA INC                       COM       452327 10 9    5,095    117,041    SH            SOLE        N/A     117,041
JAZZ PHARMACEUTICALS INC           COM       472147 10 7    1,141    145,700    SH            SOLE        N/A     145,700
MELA SCIENCES INC                  COM       55277R 10 0    2,976    400,000    SH            SOLE        N/A     400,000
OREXIGEN THERAPEUTICS INC          COM       686164 10 4      252     60,000    SH            SOLE        N/A      60,000
PHARMASSET INC                     COM       71715N 10 6    9,001    329,213    SH            SOLE        N/A     329,213
PSIVIDA CORP                       COM       74440J 10 1    3,245    898,911    SH            SOLE        N/A     898,911
SALIX PHARMACEUTICALS INC          COM       795435 10 6    5,239    134,219    SH            SOLE        N/A     134,219
SANTARUS INC                       COM       802817 30 4      489    197,325    SH            SOLE        N/A     197,325
TARGACEPT INC                      COM       87611R 30 6    7,536    389,847    SH            SOLE        N/A     389,847
TELIK INC                          COM       87959M 10 9    1,663  2,131,665    SH            SOLE        N/A   2,131,665
TENGION INC                        COM       88034G 10 9       43     11,643    SH            SOLE        N/A      11,643
TEVA PHARMACEUTICAL INDS LTD       ADR       881624 20 9    4,773     91,809    SH            SOLE        N/A      91,809